Business Combinations (Narrative) (Detail) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Nov. 16, 2012	Dec. 31, 2013 Installment	Sep. 30, 2014	Sep. 10, 2014	Jan. 31, 2014	Jul. 01, 2016
Business Acquisition [Line Items]
Restricted cash	$ 28,428,000		$ 14,214,000	$ 14,214,000
Transaction cost	31,885,000
Blackstone Group [Member]
Business Acquisition [Line Items]
Investment in equity			155,160,000
Deposit in escrow	28,428,000		28,428,000
Adjustments to total purchase consideration			54,300,000
Payments to employees due period			2 years
Total consideration transferred			1,935,638,000
Restricted cash			28,428,000
Percentage of total payment			50.00%
Number of payments installments			2
Transaction cost, bonus and other payments to employees			48,586,000
Remaining percentage of total payment			50.00%
Transaction cost	31,885,000	23,461,000	31,540,000
Aggregate cash consideration			1,935,638,000
Blackstone Group [Member] | Minimum [Member]
Business Acquisition [Line Items]
Subscriber attrition rates and discount rates			8.00%
Blackstone Group [Member] | Maximum [Member]
Business Acquisition [Line Items]
Subscriber attrition rates and discount rates			14.00%
Smartrove Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary			May 29, 2013
Aggregate cash consideration			4,275,000
Aggregate cash consideration, escrow			870,000
Percentage of stock acquisition			100.00%
Space Monkey Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary				Sep. 10, 2014
Aggregate cash consideration					15,000,000
Escrow for indemnification obligations				1,500,000
Wildfire Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary				Jan. 31, 2014
Aggregate cash consideration						3,439,000
Escrow for indemnification obligations				400,000
Technology Company [Member]
Business Acquisition [Line Items]
Cost-based investment				300,000
Technology Company [Member] | Maximum [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Cost-based investment							$ 2,700,000